Parent company only condensed financial information	12 Months Ended
Dec. 31, 2022
Parent company only condensed financial information
Parent company only condensed financial information

26. Parent company only condensed financial information

The condensed financial information of the Company has been prepared in accordance with SEC Regulation S-X Rule 5-04 and Rule 12-04, using the same accounting policies as set out in the Group’s consolidated financial statements, except that the Company uses the equity method to account for investments in its subsidiaries, VIEs and VIEs’ subsidiaries.

The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general-purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Group.

The Company did not have significant capital and other commitments or guarantees as of December 31, 2021 and 2022, except for those which have been separately disclosed in the consolidated financial statements.

Condensed Balance Sheets (In thousands, except for share and per share data)

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
			Note 2(f)
ASSETS
Current assets:
Cash and cash equivalents	1,952	19,518	2,830
Amount due from related party other than the subsidiaries of the Group	10,779	13,818	2,003
Prepayments and other current assets	1,152	1,629	236
Total current assets	13,883	34,965	5,069
Non-current assets:
Intangible assets, net	1,063	1,460	212
Restricted time deposits	23,293	25,879	3,752
Amount due from subsidiaries and VIEs	1,245,224	1,347,219	195,328
Other non-current assets	13,625	—	—
Total non-current assets	1,283,205	1,374,558	199,292
Total assets	1,297,088	1,409,523	204,361

LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accounts payable	717	606	88
Deficit in subsidiaries and VIEs	723,803	924,085	133,980
Accrued expenses and other current liabilities	1,895	2,742	398
Total current liabilities	726,415	927,433	134,466
Non-current liabilities:
Amount due to subsidiaries and VIEs	56,903	39,906	5,786
Other non-current liabilities	12,265	12,316	1,784
Total non-current liabilities	69,168	52,222	7,570
Total liabilities	795,583	979,655	142,036
Ordinary shares: US$0.0001 par value, 430,463,797 shares (including 333,992,002 Class A ordinary shares, and 96,471,795 Class B ordinary shares) issued and 423,677,480 shares (including 327,205,685 Class A ordinary shares, and 96,471,795 Class B ordinary shares) outstanding as of December 31, 2021, and 430,463,797 shares (including 333,992,002 Class A ordinary shares, and 96,471,795 Class B ordinary shares) issued and 424,447,980 shares (including 327,976,185 Class A ordinary shares, and 96,471,795 Class B ordinary shares) outstanding as of December 31, 2022, respectively.	286	286	41
Treasury stock, at cost (6,786,317 and 6,015,817 shares held as of December 31, 2021 and 2022, respectively)	(88,130)	(77,499)	(11,236)
Additional paid-in capital	1,902,587	1,891,266	274,208
Accumulated losses	(1,299,846)	(1,424,153)	(206,483)
Statutory reserves	2,027	2,027	294
Accumulated other comprehensive income/(loss)	(15,419)	37,941	5,501
Total shareholders’ equity	501,505	429,868	62,325
Total liabilities and shareholders’ equity	1,297,088	1,409,523	204,361

Condensed Statements of Comprehensive loss (In thousands)

	For the Year Ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
				Note 2(f)
Operating expenses:	(37,874)	(22,424)	(13,079)	(1,896)
General and administrative	(37,874)	(22,424)	(13,079)	(1,896)
Loss from operations	(37,874)	(22,424)	(13,079)	(1,896)
Loss from subsidiaries and VIEs	(272,791)	(178,242)	(120,953)	(17,537)
Others, net	6,518	881	9,725	1,410
Loss before income tax	(304,147)	(199,785)	(124,307)	(18,023)
Net loss	(304,147)	(199,785)	(124,307)	(18,023)

Condensed Statements of Cash Flows (In thousands)

	For the Year Ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
				Note 2(f)
Net cash used in operating activities	(71,787)	(28,745)	(14,635)	(2,122)
Purchases of intangible assets, property and equipment	(1,260)	—	—	—
Cash netflow from deconsolidation of subsidiaries	—	—	19,005	2,755
Investments and loans extended to subsidiaries and VIEs	(65,907)	—	(40,362)	(5,852)
Repayment of loans by subsidiaries	—	25,094	51,919	7,528
Net cash provided by/(used in) investing activities	(67,167)	25,094	30,562	4,431
Proceeds from employees exercising stock options	120	4	143	21
Net cash provided by financing activities	120	4	143	21